Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 102,621	$ 14,879	¥ 54,099	¥ 13,026
Deferred tax liability, intangible assets	¥ 14,019		16,422		$ 2,033
Intangible assets, estimated useful lives	10 years	10 years
Acquired right to operate an online audio/video content platform with amount	¥ 244,553		244,553
Finite-lived Intangible Assets Acquired	136,100
Carrying value of intangible asset	62,649		165,270
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cash considerations	72,100
Deferred tax liability, intangible assets	¥ 24,000
Intangible assets, estimated useful lives	10 years	10 years
Acquired right to operate an online audio/video content platform with amount	¥ 96,130		96,130
Online Audio/Video Content Platform | Series of Individually Immaterial Business Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired	100.00%				100.00%
Developed technology
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 9,000
Intangible assets, estimated useful lives	5 years	5 years
Acquired right to operate an online audio/video content platform with amount	¥ 9,000		9,000
Acquired user data
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 127,100
Intangible assets, estimated useful lives	3 years	3 years
Acquired right to operate an online audio/video content platform with amount	¥ 127,133		¥ 127,133
Carrying value of intangible asset	¥ 45,900